Financial Instruments (Schedule of Statement of Fair value of Other Financial Assets and Liabilities) (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Level 1 [Member]
Non-current liabilities:
Debentures	€ 51,619	€ 49,190
Loans from banks and others (including current maturities)
Total fair value of other financial liabilities	51,619	49,190
Level 2 [Member]
Non-current liabilities:
Debentures
Loans from banks and others (including current maturities)	130,512	66,233
Total fair value of other financial liabilities	130,512	66,233
Level 3 [Member]
Non-current liabilities:
Debentures
Loans from banks and others (including current maturities)
Total fair value of other financial liabilities
Carrying Value [Member]
Non-current liabilities:
Debentures	49,808	51,343
Loans from banks and others (including current maturities)	127,750	66,092
Total fair value of other financial liabilities	€ 177,558	€ 117,435
Loans from banks and others [Member]
Non-current liabilities:
Valuation techniques for determining fair value	Future cash flows by the market interest rate on the date of measurement.	Discounting future cash flows by the market interest rate on the date of measurement.
Inputs used to determine fair value	Discount rate of Euribor+ 2.53%, fixed rate for 5 years 2.9%-3.1%, Discount rate of Euribor+ 2%, and 4.65% Linkage to Consumer price index in Israel	Discount rate of Euribor+ 2.53%, Discount rate of Euribor+ 1.85%, fixed rate for 5 years 2.9%-3.1% and 4.65% Linkage to Consumer price index in Israel